Document and Entity Information	Aug. 08, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	HONEYWELL INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000773840
Document Type	8-K
Document Period End Date	Aug. 08, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	300 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	(704)
Local Phone Number	627-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, par value $1 per share*
Trading Symbol	HON
0.650% Senior Notes due 2020 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	0.650% Senior Notes due 2020
Trading Symbol	HON 20
1.300% Senior Notes due 2023 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.300% Senior Notes due 2023
Trading Symbol	HON 23A
2.250% Senior Notes due 2028 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	2.250% Senior Notes due 2028
Trading Symbol	HON 28A